Condensed Statements of Operations and Comprehensive Loss (unaudited) - USD ($)		1 Months Ended	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Oct. 22, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues			$ 40,219,000			$ 31,552,000	$ 112,100,000
Gross margin			14,443,000			11,369,000	38,743,000
Operating expenses:
Selling, general and administrative			12,038,000			7,909,000	32,557,000
Research and development			1,363,000			530,000	4,158,000
Transaction expenses						10,091,000
Operating (loss) income			(2,603,000)			(9,855,000)	(6,474,000)
Interest expense			1,870,000			616,000	5,579,000
Other income (expense)
Other income, net			0				1,000
(Loss) income before taxes			(4,473,000)			(10,471,000)	(12,052,000)
Income tax (benefit) expense						2,633,000			$ (3,000)	$ (9,000)	$ (12,000)
Net (loss) income			$ (3,146,000)	$ 73,000	$ (855,000)	$ (7,838,000)	$ (8,758,000)			6,246,000	3,863,000
Basic and diluted weighted average shares outstanding			100	100	100	100	100
Basic net (loss) income per Unit			$ (31.46)	$ 0.73	$ (8.55)	$ (78)	$ (87.58)
GigCapital4, Inc
Revenues		$ 0
Operating expenses:
General and administrative expenses		34,096	$ 1,964,218				$ 4,097,263
Operating (loss) income			(1,964,218)				(4,097,263)
Other income (expense)
Interest income on cash and marketable securities held in Trust Account			9,045				20,160
Other income (expense)			32,989				(196,973)
(Loss) income before taxes			(1,922,184)				(4,274,076)
Income tax (benefit) expense		0	2,699				6,016
Net (loss) income		$ (34,096)	(1,924,883)				(4,280,092)
Basic and diluted weighted average shares outstanding	[1],[2]	2,501,357
Basic net (loss) income per Unit		$ (0.01)
Common Stock Subject to Possible Redemption
Other income (expense)
Net income attributable to common stock subject to possible redemption			$ 6,346				$ 14,144
Basic and diluted weighted average shares outstanding			35,880,000				30,491,429
Basic net (loss) income per Unit			$ 0.00				$ 0.00
Common Stock Subject to Possible Redemption | GigCapital4, Inc
Other income (expense)
Net income attributable to common stock subject to possible redemption			$ 6,346				$ 14,144
Basic and diluted weighted average shares outstanding			35,880,000				30,491,429
Basic net (loss) income per Unit			$ 0.00				$ 0.00
Non-Redeemable Common Stock
Other income (expense)
Net (loss) income			$ (1,924,883)				$ (4,280,092)
Net income attributable to common stock subject to possible redemption			(6,346)				(14,144)
Net loss attributable to non-redeemable common stock			$ (1,931,229)				$ (4,294,236)
Basic and diluted weighted average shares outstanding			10,051,600				9,886,459
Basic net (loss) income per Unit			$ (0.19)				$ (0.43)
Non-Redeemable Common Stock | GigCapital4, Inc
Other income (expense)
Net loss attributable to non-redeemable common stock			$ (1,931,229)				$ (4,294,236)
Basic and diluted weighted average shares outstanding			10,051,600				9,886,459
Basic net (loss) income per Unit			$ (0.19)				$ (0.43)
Successor
Revenues			$ 40,219,000	$ 7,802,000	$ 9,183,000	$ 31,552,000	$ 112,100,000
Cost of revenues			29,421,000	5,584,000	6,325,000	22,877,000	81,859,000
Gross margin			10,798,000	2,218,000	2,858,000	8,675,000	30,241,000
Operating expenses:
Selling, general and administrative			12,038,000	1,910,000	2,024,000	7,909,000	32,557,000
Research and development			1,363,000	184,000	258,000	530,000	4,158,000
Transaction expenses					1,662,000	10,091,000
Operating (loss) income			(2,603,000)	124,000	(1,086,000)	(9,855,000)	(6,474,000)
Interest expense			1,870,000	65,000	65,000	616,000	5,579,000
Other income (expense)
Other income, net							(1,000)
(Loss) income before taxes			(4,473,000)	59,000	(1,151,000)	(10,471,000)	(12,052,000)
Income tax (benefit) expense			(1,327,000)	(14,000)	(296,000)	(2,633,000)	(3,294,000)
Net (loss) income			$ (3,146,000)	$ 73,000	$ (855,000)	$ (7,838,000)	$ (8,758,000)
Basic net (loss) income per Unit			$ (31.46)	$ 0.73	$ (8.55)	$ (78)	$ (87.58)
Diluted net (loss) income per Unit			$ (31.46)	$ 0.73	$ (8.55)	$ (78)	$ (87.58)
Weighted-average Units outstanding:
Basic			100	100	100	100	100
Diluted			100	100	100	100	100
Predecessor
Revenues				$ 17,899,000				$ 55,093,000	59,765,000	73,626,000	49,439,000
Cost of revenues				13,972,000				43,088,000	46,755,000	56,130,000	37,702,000
Gross margin				3,927,000				12,005,000	13,010,000	17,496,000	11,737,000
Operating expenses:
Selling, general and administrative				2,426,000				7,183,000	7,632,000	11,004,000	7,820,000
Research and development				41,000				77,000	85,000	110,000	0
Transaction expenses									0	0	0
Operating (loss) income				1,460,000				4,745,000	5,293,000	6,382,000	3,917,000
Interest expense								1,000	1,000	127,000	42,000
Other income (expense)
(Loss) income before taxes				1,460,000				4,744,000	5,292,000	6,255,000	3,875,000
Income tax (benefit) expense								7,000	3,000	9,000	12,000
Net (loss) income				$ 1,460,000				$ 4,737,000	$ 5,289,000	$ 6,246,000	$ 3,863,000

[1]	Share amounts have been retroactively adjusted to reflect the 1.2:1 stock split effected on February 8, 2021 (see Note 8).
[2]	This number includes up to 1,170,000 founder shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.